Offerings	Aug. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	9,400,000
Proposed Maximum Offering Price per Unit	7.35
Maximum Aggregate Offering Price	$ 69,090,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,541.33
Offering Note	a. In accordance with Rule 416 under the Securities Act, this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Novavax, Inc. Amended and Restated 2015 Stock Incentive Plan (the "2015 Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions. The Amount Registered consists of 9,400,000 shares of common stock, par value $0.01 per share (the "Common Stock"), of Novavax, Inc. (the "Registrant") available for issuance under the 2015 Plan pursuant to an amendment and restatement of the 2015 Plan that was approved by the Registrant's stockholders on June 18, 2026. b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The Proposed Maximum Offering Price Per Unit is based upon the average of the high and low sale price of the Common Stock as reported by the Nasdaq Global Select Market on July 31, 2026, which date is within five business days prior to the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	1,310,300
Proposed Maximum Offering Price per Unit	7.35
Maximum Aggregate Offering Price	$ 9,630,705.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,330.00
Offering Note	a. In accordance with Rule 416 under the Securities Act, this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Novavax, Inc. Amended and Restated 2013 Employee Stock Purchase Plan (the "ESPP") to prevent dilution resulting from stock splits, stock dividends or similar transactions. The Amount Registered consists of 1,310,300 shares of Common Stock available for issuance under the ESPP pursuant to an amendment and restatement of the ESPP that was approved by the Registrant's stockholders on June 18, 2026. b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The Proposed Maximum Offering Price Per Unit is based upon the average of the high and low sale price of the Common Stock as reported by the Nasdaq Global Select Market on July 31, 2026, which date is within five business days prior to the filing of this Registration Statement.